UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 3/31/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah    Menlo Park, California    May 11, 2007
                  [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   15

Form 13F Information Table Value Total:             $176,712
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                       INTEGRAL CAPITAL MANAGEMENT VI, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 03/31/07


                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  -------  --------  --------  ------   ----
APPLE COMPUTER          COMM STK      037833100    9,291       100,000    SH           SOLE                100,000    0       0
BLUE COAT SYSTEMS INC   COMM STK      09534T508   23,213       632,000    SH           SOLE                632,000    0       0
BROADCOM CORP           CL A          111320107    6,414       200,000    SH           SOLE                200,000    0       0
DIVX INC.               COMM STK      255413106   14,028       700,000    SH           SOLE                700,000    0       0
GENOMIC HEALTH INC      COMM STK      37244C101    3,468       200,000    SH           SOLE                200,000    0       0
GOOGLE INC              COMM STK      38259P508   26,550        57,950    SH           SOLE                 57,950    0       0
KENEXA CORPORATION      COMM STK      488879107    3,113       100,000    SH           SOLE                100,000    0       0
LOOPNET INC             COMM STK      543524300    1,282        75,000    SH           SOLE                 75,000    0       0
PHARMACYCLICS           COMM STK      716933106    1,463       550,000    SH           SOLE                550,000    0       0
PROTALEX INC.           COMM STK      99DT999A6    2,386     1,223,700    SH           SOLE              1,223,700    0       0
QUALCOMM INC            COMM STK      747525103   25,383       595,000    SH           SOLE                595,000    0       0
SALESFORCE COM INC      COMM STK      79466L302    6,423       150,000    SH           SOLE                150,000    0       0
SIRF TECHNOLOGY
  HOLDINGS INC.         COMM STK      82967H101   11,104       400,000    SH           SOLE                400,000    0       0
VERISIGN INC.           COMM STK      92343E102   11,304       450,000    SH           SOLE                450,000    0       0
YAHOO INC.              COMM STK      984332106   31,290     1,000,000    SH           SOLE              1,000,000    0       0

GRAND TOTAL                                     $176,712

